Note 1 - Organization and Description of Business (Details)	0 Months Ended	1 Months Ended	12 Months Ended
	Jul. 31, 2007	Jul. 31, 2007	Dec. 31, 2014
Disclosure Text Block [Abstract]
Conversion of Stock, Shares Issued (in Shares)	684,210,526
Common Stock Conversion Ratio		10
Number of Variable Interest Entities			2